Interest Expense and Related Charges (Interest Expense and Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Interest Expense and Related Charges [Line Items]
Interest paid/accrued post-Emergence	$ 51		$ 213
Interest paid/accrued on debtor-in-possession financing	0		0
Adequate protection amounts paid/accrued	0		0
Unrealized mark-to-market net (gains) losses on interest rate swaps	11		(29)
Capitalized interest	(3)		(7)
Other	1		16
Total interest expense and related charges	$ 60		$ 193
Predecessor
Interest Expense and Related Charges [Line Items]
Interest paid/accrued post-Emergence		$ 0		$ 0
Interest paid/accrued on debtor-in-possession financing		76		63
Adequate protection amounts paid/accrued		977		1,233
Unrealized mark-to-market net (gains) losses on interest rate swaps		0		0
Capitalized interest		(9)		(11)
Other		5		4
Total interest expense and related charges		$ 1,049		$ 1,289
Line of Credit [Member] | Vistra Operations Company LLC [Member] | Successor
Interest Expense and Related Charges [Line Items]
Debt Instrument, Interest Rate During Period	4.78%		4.38%